Equity reserves and dividends	12 Months Ended
Dec. 31, 2021
Equity reserves and dividends
Equity Reserves And Dividends

16. Equity reserves and dividends

Pursuant to the Argentine Companies Act (Ley General de Sociedades) and the bylaws, 5% of the income for the year must be allocated to the legal reserve until such reserve reaches 20% of the capital stock.

On April 30, 2019, the Shareholders’ Meeting of the Company approved i) to restore the legal reserve balance to its value prior to the absorption of the accumulated negative earnings resulting from the inflation-adjustment, which had been carried out according to the terms of RG no. 777/18 of the CNV for an amount of 4,888,133, ii) to increase the legal reserve in the amount of 3,676,170 and iii) to allocate the remaining unappropriated earnings as of December 31, 2018 to increase the voluntary reserve by 42,840,965 in order to increase the solvency of the Company.

On November 22, 2019, the Shareholders’ Meeting of the Company decided to partially deallocate the voluntary reserve and to destine the deallocated amount to the distribution of a cash dividend for an amount equivalent to ARS 0.71 per share (nominal value), which was paid on December 5, 2019.

On April 30, 2020, the Shareholders’ Meeting of the Company approved to increase the legal reserve in the amount of 905,073 and to allocate the remaining unappropriated earnings as of December 31, 2019 to increase the voluntary reserve by 18,698,031.

On April 30, 2021, the Shareholders’ Meeting of the Company approved to increase the legal reserve in the amount of 520,139 and to allocate the remaining unappropriated earnings as of December 31, 2020 to increase the voluntary reserve by 9,882,639.

Within the framework of the amendment to the loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC -described in Note 13.3.3-, there is a restriction for the payment of dividends until 80% of the loan’s principal and interests are paid. Thus, during 2021 no dividends could be paid while during 2022 and 2023 dividends can be paid up to USD 25 million and USD 20 million, respectively.